Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued and filed with this Form 10Q.

Share Issuance

During July 2013, the Company issued 2,155 shares of Common Stock (valued at $5,000) to Steven Girgenti, in consideration for services provided to the Board of Directors; and 659 and 1,319 shares of Common Stock respectively (valued at $1,563 and $3,125 respectively) to Alvaro Pascual-Leone and Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During July 2013, the Company issued 15,000 shares of Common Stock in respect of the Advisory Agreement described below.

During August 2013, Del Mar and Alex Partners were issued 7,200 and 4,800 shares of Common Stock, respectively, valued at $14,400 and $9,600, respectively, in lieu of cash consulting fees for the months of July and August 2013.

Conversion of Preferred Shares

During July 2013, the Company issued a total of 7,408 shares of Common Stock in respect of the conversion of Series C Preferred Stock.

Loan Funding

During July and August, the Company issued unsecured, subordinated loan notes to: Fountainhead for a total of $90,000; and to Craig Kirsch for a total of $10,000. The loan notes are subordinated to the Company's secured debentures and Preferred C Stock of the Company, bear interest at a rate of 6% are due on demand or by their one-year anniversary.

Advisory and Placement Agent Agreements

On July 2, 2013, the Company entered into two agreements with a registered broker-dealer one to provide certain financial advisory services to the Company ("Advisory Agreement") and the other to act as placement agent for the Company ("Placement Agent Agreement").

Under the terms of the Advisory Agreement, the broker-dealer is engaged on a non-exclusive basis to provide financial advisory services to the Company for at least ninety (90) days and thereafter until either party terminates the arrangement.  Under the terms of the Advisory Agreement, the Company will issue 60,000 restricted shares of Company Common Stock to the broker-dealer, 15,000 of which are issuable on the date of the execution of the Agreement and 7,500 additional shares to be issued on a monthly basis commencing the 7th month following execution of the Agreement until the 12th month following execution of the Agreement.  The Agreement also calls for the Company to reimburse certain out-of-pocket expenses.

Under the terms of the Placement Agent Agreement, the Company engaged a broker-dealer as its exclusive placement agent until the later of (i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement. Normal placement agents fees and expense reimbursement will be payable. Any offering will be undertaken on a "best efforts" basis and the proceeds would be used for working capital and general corporate purposes.

16. SUBSEQUENT EVENTS

Share Issuance

During January 2013, the Company issued 1,482 shares of Common Stock (valued at $5,000) to each of Steven Girgenti and Oscar Bronsther, M.D. in consideration for services provided to the Board of Directors, and 926 shares of Common Stock (valued at $3,125) to each of Alvaro Pasual-Leone and Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

Reverse Stock Split

On January 11, 2013, the Company filed a Certificate of Amendment of its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of 1 for 150 on the issued and outstanding Common Stock par value $0.0001 (“Common Stock”).  On January 15, 2013 (the “Effective Date”), the Company effectuated its reverse stock split.  On the Effective date, the Company implemented a one for 150 share reverse split of its Common Stock.  On the Effective Date, the Company’s pre-split 892,749,897 shares of Common Stock became 5,951,744 post-split shares of Common Stock, including the issuance of 79 shares of Common Stock for the round-up of partial shares.  In connection with the reverse split, the Company’s authorized capital was not changed.  All relevant information relating to the number of shares and per share information has been retrospectively adjusted to reflect the recerse stock split for all periods presented.

Loan Funding

During January to March, the Company issued unsecured, subordinated loan notes to: Fountainhead for a total of $130,000; and to Peter Zachariou, a director of the Company, for a total of $145,000. The loan notes are subordinated to the Company’s secured debentures and Preferred C Stock of the Company, bear interest at a rate of 6% are due on demand or by their one-year anniversary.

Sight Science Acquisition Deferred Consideration Amendment

In February 2013, The Company and its subsidiary, Nova Vision, Inc. agreed, among other things, to extend the payment schedule for the payment of the cash consideration and working capital excess by the Company to the University of

Aberdeen and Prof. Arash Sahriae pursuant to the original Sale Agreement between the parties dated as of January 2012 to a period ending June 30, 2013.

GreenBridge Litigation

In March 2013 Greenbridge returned to Vycor all of the 34,445 shares being sought by the Company. At this time, the Company cannot project whether it will achieve a successful result in connection with the remainder of the Action or any other related actions.

Loan Extensions

In March 2013, Fountainhead and Peter Zachariou, a director of the Company, extended the maturity of secured loans totaling $1,016,362 and $300,000 respectively from March 31, 2013 to December 31, 2013.

Option Agreement

On October 12, 2012 the Company entered into an Option Agreement with Kenneth T. Coviello, the Company’s former Chief Executive Officer, to purchase up to 109,668 warrants to purchase Common Stock held by Mr. Coviello at $0.87. On January 1, 2013 the Company shall have the right to an Option Exercise with respect to 27,417 Warrants. On the first day of each calendar month therafter, the Company shall have the right to an Option Exercise with respect to 9,139 Warrants per month, for a period of 9 months. On January 15, 2013 this was amended to commence on February 15, 2013. The Company, in its sole discretion, may elect to cease its Option Exercises at any time.

On November 30, 2012 the Company entered into an Option Agreement with Heather Vinas, a director of the Company, to purchase up to 54,834 warrants to purchase Common Stock held by Mrs Vinas at $0.87. On January 1, 2013 and on the first day of each calendar month thereafter, the Company shall have the right to an Option Exercise with respect to 4,570 Warrants. On January 15, 2013 this was amended to commence on February 15, 2013. The Company, in its sole discretion, may elect to cease its Option Exercises at any time.